As filed with the Securities and Exchange Commission on September 24, 1997

                                           Registration No. 33-62594
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                     POST-EFFECTIVE AMENDMENT NO. 4 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 161

B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199 Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                Copy to:
         LEE B. SPENCER, JR., ESQ.          KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED     CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)

 ___
/  / immediately upon filing on (date) pursuant to paragraph (b);
 ___
/X / on September 30, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.

CUSIP: 63701J355R                                                    MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.
--------------------------------------------------------------------------------

                                              NATIONAL MUNICIPAL TRUST
                                                  Series 161
NMT
                                                                 S&P Rating: AAA
--------------------------------------------------------------------------------

The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

The objectives of the Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio consisting primarily of long-term state, municipal and public authority debt obligations, and the conservation of capital. Insurance guaranteeing the scheduled payment of principal of and interest on the Securities in the Insured National Trust to the maturity of such Securities has been obtained at the cost of the issuer at the time of issuance. There is, of course, no guarantee that the Trust's objectives will be achieved. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. The Securities in the Trust are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of the Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                           Minimum Purchase : 1 Unit.

PUBLIC OFFERING PRICE of the Units of the Trust is equal to the aggregate bid side evaluation of the underlying Securities in the Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

--------------------------------------------------------------------------------
Sponsor:
                                                Prudential Securities (LOGO)
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                               Prospectus dated
this Prospectus for future reference                 September 30, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 161
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                      Page
Summary.................................................................................   Part A      A-i
Summary of Essential Information........................................................             A-iii
Independent Auditors' Report............................................................               A-1
Statement of Financial Condition........................................................               A-2
Schedule of Portfolio Securities........................................................               A-7
The Trust...............................................................................   Part B        1
     Portfolio Summary..................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General..........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers.........                 9
     Objectives and Securities Selection................................................                14
     Estimated Annual Income Per Unit...................................................                14
Tax Status..............................................................................                15
Public Offering of Units................................................................                18
     Public Offering Price..............................................................                18
     Public Distribution................................................................                19
     Secondary Market...................................................................                20
     Sponsor's and Underwriters' Profits................................................                20
     Secondary Market Sales Charge......................................................                20
     Volume Discount....................................................................                21
     Employee Discount..................................................................                21
Exchange Option.........................................................................                21
     Tax Consequences...................................................................                23
Reinvestment Program....................................................................                23
Expenses and Charges....................................................................                23
     Expenses...........................................................................                23
     Fees...............................................................................                23
     Other Charges......................................................................                25
Rights of Unit Holders..................................................................                25
     Certificates.......................................................................                25
     Distribution of Interest and Principal.............................................                25
     Reports and Records................................................................                27
     Redemption.........................................................................                27
Sponsor.................................................................................                28
     Limitations on Liability...........................................................                29
     Responsibility.....................................................................                30
     Resignation........................................................................                30
Trustee.................................................................................                30
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Evaluator...............................................................................                31
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Amendment and Termination of the Indenture..............................................                32
     Amendment..........................................................................                32
     Termination........................................................................                32
Legal Opinions..........................................................................                32
Auditors................................................................................                32
Bond Ratings............................................................................                32

--------------------------------------------------------------------------------

This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    NATIONAL MUNICIPAL TRUST, Series 161 (the 'National Trust' or the 'Trust' as the context requires) is composed of interest-bearing municipal bonds (the 'Securities.') The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder). The Securities in the Trust were, as of the Date of Deposit rated in the category of 'A' or better by Standard & Poor's Corporation or Moody's Investors Service. (See Part B--'Bond Ratings.')

    INSURANCE guaranteeing the scheduled payments of principal of and interest on the Securities in the portfolio of the Insured National Trust has been obtained by the issuer at the cost of the issuer at the time of issuance of the Securities from AMBAC Indemnity Corporation ('AMBAC'), Capital Markets Assurance Corporation ('CapMAC'), Connie Lee Insurance Company ('Connie Lee'), Capital Guaranty Insurance Company ('Cap. Gty.'), Financial Security Assurance ('FSA'), Municipal Bond Insurance Association ('MBIA'), Municipal Bond Investors Assurance Corporation ('MBIAC') and/or Financial Guaranty Insurance Company ('Financial Guaranty' or 'FGIC') (singularly, each an 'Insurance Company' and, collectively, the 'Insurance Companies.') (See Part B--'The Trust--Insurance on the Securities in the Portfolio of an Insured Trust.') As a result of the insurance, the Securities and the Units of the Insured National Trust have received a rating of 'AAA' by Standard & Poor's Corporation. There can be no assurance that Units of the Insured National Trust will retain this 'AAA' rating. There is, of course, no guarantee that the objectives of the Insured National Trust will be achieved since an issuer may be unable to meet its principal and interest payment obligations and, in such event, the Insurance Company involved may be unable to satisfy its insurance obligation. Insurance is not a substitute for the basic credit of an issuer, but supplements the issuer's existing credit and provides additional security therefor. NO REPRESENTATION IS MADE AS TO THE ABILITY OF THE INSURANCE COMPANIES TO MEET THEIR COMMITMENTS.

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by the Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. In some cases, distribution on a semi-annual basis may be available. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in the Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    SPECIAL CONSIDERATIONS. An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. (See Part B--'The Trust--Portfolio Summary.') The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors, a decline in creditworthiness of the issuer of said Securities.

    Note: The second paragraph in Part B 'Sponsor' is amended to delete such paragraph and replace it with the following:

    Prudential Securities is distributor for series of Prudential Government Securities Trust, The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., The Global Government Plus Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., The Global Total Return Fund, Inc., Prudential Government Income Fund, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., and Prudential World Fund, Inc.

    Note: In Part B 'Trustee' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   Insured National Trust

    The Portfolio contains 12 issues of Securities of issuers located in 9 states. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: health and hospital facilities: 25.9%* of the Trust; industrial revenue facilities: 17.8%* of the Trust; utility facilities:
8.8%* of the Trust; water and sewer facilities: 7.7%* of the Trust; certificates of participation: 20.6%* of the Trust; power facilities: 17.2%* of the Trust; miscellaneous: 2.0%* of the Trust. The Trust is concentrated in health and hospital facilities Securities.

    100%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Nine Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 6.2% of the aggregate principal amount of the Securities in the Trust (although only 2.0%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds.)

    The Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC: 36.2%*;
FSA: 18.7%*D; MBIA: 45.1%*.
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on August 21, 1997.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   Series 161
                             As of August 21, 1997
                   STANDARD & POOR'S CORPORATION RATING: AAA

FACE AMOUNT OF SECURITIES......................... $11,810,000.00
NUMBER OF UNITS...................................      11,816.00
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT........................     1/11,816th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust..................................... $11,739,576.33
  Divided by 11,816 Units......................... $       993.53
  Plus sales charge of 5.50% of Public Offering
    Price (5.820% of net amount invested in
    Securities)................................... $        57.82
                                                   --------------
  Public Offering Price per Unit(2)(4)............ $     1,051.35
                                                   --------------
                                                   --------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE
  PER UNIT (based on bid side evaluation of
  underlying Securities, $57.82 less than Public
  Offering Price per Unit)(4)..................... $       993.53
                                                   --------------
                                                   --------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.05 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--86.4%; at par--0%; at a discount from par--13.6%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: December 1, 2040
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $4,800,000.00
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust. Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: June 30, 1993(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $55.94
  Less estimated annual expenses per Unit(3).....................................................    (1.50)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $54.44
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.05
Daily Rate of Income Accrual per Unit............................................................   $.1512
Estimated Current Return (based on Public Offering Price)(5)(6)..................................    5.178%
Estimated Long-Term Return(6)....................................................................    4.757%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 4.53
Record Dates--tenth day of each month
Distribution Dates--twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.

    (2) This Public Offering Price is computed as of August 21, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.

    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.

    (4) Exclusive of accrued interest which to August 26, 1997, the expected date of settlement for the purchase of Units on August 21, 1997 was $14.31.

    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')

    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                     A-iii

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 161

We have audited the statement of financial condition and schedule of portfolio securities of the National Municipal Trust Series 161 as of May 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote
(a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust Series 161 as of May 31, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

August 1, 1997
New York, New York

</AUDIT-REPORT>
                                    A-1

                           STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 161

                                       May 31, 1997


                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized cost
  $11,768,682 (Note (a) and Schedule of Portfolio Securities
  Notes (4) and (5))                                                $11,659,389

Accrued interest receivable                                             243,874

           Total                                                     11,903,263

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to trustee                                                        66,356

   Accrued Trust fees and expenses                                          552

           Total liabilities                                             66,908

Net Assets:

   Balance applicable to 12,000 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market depreciation
        of $109,293                                           $11,659,389

      Undistributed net investment income (Note (b))              176,966

           Net assets                                               $11,836,355

Net asset value per Unit ($11,836,355 divided by 12,000 Units)          $986.36

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 161

                                                For the years ended
                                                       May 31,
                                              1997        1996    1995


Investment income - interest               $683,587     $682,886  $682,225

Less Trust fees and expenses                 18,000       17,999    18,000

           Investment income - net          665,587      664,887   664,225

Net unrealized market appreciation
(depreciation)                              332,347    (238,439)   526,806

Net increase in net assets resulting from
  operations                               $997,934     $426,448$1,191,031

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 161

                                                 For the years ended May 31,
                                            1997          1996          1995

Operations:

   Investment income - net             $   665,587    $   664,887   $   664,225

   Net unrealized market appreciation
(depreciation)                             332,347       (238,439)      526,806

           Net increase in net assets
             resulting from operations     997,934        426,448     1,191,031

Less Distributions to Unit Holders -

   Investment income - net               (652,321)      (652,320)     (650,280)

Net increase (decrease) in net assets      345,613       (225,872)      540,751

Net assets:

   Beginning of year                    11,490,742     11,716,614    11,175,863

   End of year (including undistributed net
     investment income of $176,966, $176,224
     and $175,481, respectively)       $11,836,355    $11,490,742   $11,716,614

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 161

                                May 31, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of each Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (June 30, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fee and an annual Sponsor portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 161

                                May 31, 1997

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Unit Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (June 30, 1993) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of May 31, 1997 follows:

       Original cost to investors                               $12,307,320
       Less:  Gross underwriting commissions (sales charge)        (584,686)
       Net cost to investors                                     11,722,634
       Net unrealized market depreciation                          (109,293)
       Accumulated interest accretion                                46,048
       Net amount applicable to investors                       $11,659,389

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                               For the years ended May 31,
                                                  1997      1996      1995

       Interest income                         $ 56.97    $ 56.91   $ 56.85
       Expenses                                  (1.50)     (1.50)    (1.50)
       Investment income - net                   55.47      55.41     55.35
       Income distributions                     (54.36)    (54.36)   (54.19)
                                                  1.11       1.05      1.16
       Net unrealized market appreciation
         (depreciation)                          27.69     (19.87)    43.90
       Net increase (decrease)in net asset
         value                                   28.80     (18.82)    45.06
       Net asset value - beginning of year      957.56     976.38    931.32
       Net asset value - end of year           $986.36    $957.56   $976.38

                                        A-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 161

                                             May 31, 1997

Port-                                                                                              Optional
folio                                  Rating      Face       Coupon    Maturity   Sinking Fund    Refunding       Market
No.       Title of Securities<F6>       <F1>       Amount     Rate       Date     Redemptions <F3> Redemptions<F2> Value <F4><F5>
 1.  Washoe County, Nevada, Gas
     and Water Facilities,
     Refunding Revenue Bonds,
     (Sierra Pacific Power Com-
     pany Project), Series 1993B,
     MBIA Insured.                       AAA     $ 1,000,000    5.900%   06/01/23   NONE            06/01/03@102   $  1,008,240

 2.  Health Care Facilities
     Authority of Sayre, Pennsyl-
     vania, (VHA Pennsylvania/VHA
     East Financing Program),
     Series B of 1992, AMBAC
     Insured.                            AAA       1,250,000    6.375    07/01/22   NONE            07/01/02@102      1,311,162

 3.  Illinois Municipal Elec-
     tric Agency, Power Supply
     System Revenue Bonds, Series
     1991A, AMBAC Insured.               AAA       1,000,000    5.750    02/01/21   02/01/08@100    02/01/01@102        992,240

 4.  The City of Atlanta,
     Georgia, Certificates of
     Participation, (Atlanta Pre-
     trial Detention Center Proj-
     ect), Series 1992, MBIA
     Insured.                            AAA       1,000,000    6.250    12/01/11   12/01/09@100    12/01/02@102      1,061,360

 5.  Washington Public Power
     Supply System, Nuclear Proj-
     ect No. 1 Refunding Revenue
     Bonds, Series 1993A, MBIA
     Insured.                            AAA       1,000,000    5.700    07/01/17   07/01/14@100    07/01/03@102        987,000

 6.  Commonwealth of Pennsyl-
     vania, Certificates of Par-
     ticipation, FSA Insured.            AAA       1,250,000    6.250    11/01/10   11/01/07@100    11/01/01@102      1,324,650

 7.  Indiana Health Facility,
     Financing Authority, Hospi-
     tal Revenue Refunding Bonds,
     Series 1993, (Columbus
     Regional Hospital), FSA
     Insured.                            AAA         950,000    5.500    08/15/22   08/15/16@100    08/15/03@102        901,569

 8.  City of Farmington, New
     Mexico, Pollution Control
     Refunding Revenue Bonds,
     (Southern California Edison
     Company Four Corners Proj-
     ect), 1993 Series A, MBIA
     Insured.                            AAA       1,000,000    5.875    06/01/23   NONE            06/01/03@102      1,007,930

 9.  Washington County Hospital
     Authority, Hospital Revenue
     Refunding Bonds, Series of
     1992, (Shadyside Hospital
     Project), AMBAC Insured.            AAA         800,000    6.000    12/15/18   12/01/15@100    12/15/02@102        814,520

10.  City of Forsyth, Rosebud
     County, Montana, Pollution
     Control Revenue Refunding
     Bonds, (The Montana Power
     Company Colstrip Project),
     Series 1993A, AMBAC Insured.        AAA       1,000,000    6.125    05/01/23   NONE            05/01/03@102      1,037,690

11.  The City of Los Angeles,
     Wastewater System Revenue
     Bonds, Series 1993-B, MBIA
     Insured.                            AAA       1,000,000    5.700    06/01/23   06/01/21@100    06/01/03@102        990,630

12.  Board of Trustees of
     Southern Illinois Univer-
     sity, Housing and Auxiliary
     Facilities System Revenue
     Bonds, Series 1993A, MBIA
     Insured.                            AAA         750,000    0.000    04/01/18   NONE            NONE                222,398

                                                 $12,000,000                                                        $11,659,389

                See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 161

                              May 31, 1997

<F1> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F4> The market value of the Securities as of May 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period (May 30, 1997).

<F5> At May 31, 1997, the net unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation           $   9,450
       Gross unrealized market depreciation            (118,743)
       Net unrealized market depreciation             $(109,293)

    The amortized cost of the Securities for Federal income tax purposes was $11,768,682 at May 31, 1997.

<F6> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" ratings on these Securities are based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefore by the Trust.

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CIK]       0000941856
  [CCC]       3ttrjz#m
(/MODULE)

            This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

            The following Exhibits:

    ****EX-3.(i)  -     Restated Certificate of Incorporation of Prudential
                          Securities Incorporated dated March 29, 1993.

   *****EX-3.(ii) -     Revised By-Laws of Prudential Securities
                          Incorporated as amended through June 21, 1996.

       +EX-4      -     Trust Indenture and Agreement dated September 6,
                          1989.

       *EX-23     -     Consent of Kenny S&P Evaluation Services, a
                          division of J.J. Kenny Co., Inc. (as evaluator).

     ***EX-24     -     Powers of Attorney executed by a majority of the
                          Board of Directors of Prudential Securities
                          Incorporated.

       *Ex-27     -     Financial Data Schedule.

        Ex-99     -     Information as to Officers and Directors of
                          Prudential Securities Incorporated is
                          incorporated by reference to Schedules A and D of Form BD filed by Prudential Securities
                          Incorporated pursuant to Rules l5b1-1 and l5b3-1 under the Securities Exchange Act of 1934 (1934 Act File No. 8-16267).

      **EX-99.2   -     Affiliations of Sponsor with other investment
                          companies.

      **EX-99.3   -     Broker's Blanket Policies, Standard Form No. 39 in
                          the aggregate amount of $62,500,000.

       +EX-99.4   -     Investment Advisory Agreement.

_________________________

*     Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registration No. 2-89263.

*** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Series, Series 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration No. 33-57992.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

+ Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 161 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 23rd day of September, 1997.

                              NATIONAL MUNICIPAL TRUST,
                              Series 161
                                (Registrant)

                              By PRUDENTIAL SECURITIES INCORPORATED
                                    (Depositor)

                              By the following persons,* who
                                 constitute a majority of the
                                 Board of Directors of Prudential
                                 Securities Incorporated

                                 Robert C. Golden
                                 Alan D. Hogan
                                 A. Laurence Norton, Jr.
                                 Leland B. Paton
                                 Martin Pfinsgraff
                                 Vincent T. Pica II
                                 Hardwick Simmons
                                 Lee B. Spencer, Jr.

                              By __/s/ Kenneth Swankie   _________
                                      (Kenneth Swankie
                                       Senior Vice President,
                                       Manager--Unit Investment
                                       Trust Department,
                                       as authorized signatory for
                                       Prudential Securities
                                       Incorporated and Attorney-
                                       in-Fact for the persons
                                       listed above)
_____________________

*     Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

            The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to the Registration Statement.

                      CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report, dated August 1, 1997, accompanying the financial statements of National Municipal Trust Series 161 included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

September 22, 1997
New York, New York

                                   II-5